Description of Organization and Summary of Significant Accounting Policies - Concentrations of Credit Risk (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Concentrations of Credit Risk
Cash	$ 0		$ 0
HZO, Inc. and Subsidiaries
Concentrations of Credit Risk
Cash	$ 4,614,895		$ 4,572,687	$ 478,626
HZO, Inc. and Subsidiaries | Accounts receivable | Customer | Two customers
Concentrations of Credit Risk
Concertation risk (in percent)	89.00%	85.00%	82.00%	85.00%
HZO, Inc. and Subsidiaries | Revenue | Customer | Two customers
Concentrations of Credit Risk
Concertation risk (in percent)	77.00%	70.00%	62.00%